SUPPLEMENT DATED FEBRUARY 1, 2000 TO THE PROSPECTUS DATED
MAY 3, 1999

VARIABLE ANNUITY ACCOUNT

The above prospectus is supplemented by the addition of the following underlying funds as investment options:

      Fidelity Variable Insurance Products Funds -- Mid Cap Portfolio, Service Class 2 Shares

      Fidelity Variable Insurance Products Funds -- Contrafund Portfolio, Service Class 2 Shares

      Fidelity Variable Insurance Products Funds -- Equity-Income Portfolio, Service Class 2 Shares

Fidelity Management & Research serves as the investment adviser to all three of the above portfolios.

      Janus Aspen Series -- Capital Appreciation Portfolio, Service Shares

      Janus Aspen Series -- International Growth Portfolio, Service Shares

Janus Capital serves as the investment adviser to both of the above portfolios.

Information specific to each of the above Funds may be found in a separate prospectus. You may request a prospectus by contacting your representative or by calling 1-800-995-3850.

The table entitled "Fund Annual Expenses" on page 5 is supplemented as follows:

                                                                          Total annual
                                                                              fund
                                                                           operating                    Total annual
                                                                            expenses        Total      fund operating
                                                                            without        waivers      expenses with
                                 Management     Other     Distribution     waivers or        and         waivers or
                                     fee       expenses   (12b-1) fees   reduction (3)    reductions   reductions (3)
                                 -----------   --------   ------------   --------------   ----------   ---------------
Fidelity Variable Insurance
  Products Funds:
  VIP Mid Cap Portfolio:
   Service Class 2 (1)              0.59%(4)     0.41%(4)     0.25%           1.25%            --           1.25%
  VIP Contrafund Portfolio:
   Service Class 2 (1)              0.59%        0.11%        0.25%           0.95%            --           0.95%
  VIP Equity-Income Portfolio:
   Service Class 2 (1)              0.49%        0.09%        0.25%           0.83%            --           0.83%

Janus Aspen Series:
  Capital Appreciation
   Portfolio -- Service
   Shares (2)                       0.73%        0.04%        0.25%           1.02%          0.07%          0.95%
  International Growth
   Portfolio -- Service
   Shares (2)                       0.72%        0.09%        0.25%           1.06%          0.06%          1.00%

(1) Invests in Service Class 2 Shares which have a distribution plan or Rule 12b-1 Plan which is described in the Fund's prospectus.

(2) Invests in Aspen Series Service Shares which have a distribution plan or Rule 12b-1 Plan which is described in the Fund's prospectus.

(3) The Fund's Adviser has voluntarily agreed to waive certain expenses of the Portfolios. The waiver arrangements are described in the Fund's prospectus.

(4) Fee amount is based upon an estimate of fund expenses since the Portfolio's inception was 12/28/99.

F. 54546 2-2000 -- Classic, Achiever

The table entitled "Contract Owner Expense Example" for MultiOption Classic on page 6 is supplemented as follows:

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, (2) redemption at the end of each time period and (3) any annual amount that may be excluded from contingent deferred sales charge.

                                                                                   If you annuitize at the end of
                                            If you surrender your                   the applicable time period or
                                         contract at the end of the                   you do not surrender your
                                           applicable time period                             contract
                                  -----------------------------------------   -----------------------------------------
                                   1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
                                  --------   --------   --------   --------   --------   --------   --------   --------
Fidelity Variable Insurance
  Products Funds:
  VIP Mid Cap Portfolio:
   Service Class 2                  $101       $143       $186       $298       $27        $82        $141       $298
  VIP Contrafund Portfolio:
   Service Class 2                  $ 99       $135       $172       $269       $24        $73        $126       $269
  VIP Equity-Income Portfolio:
   Service Class 2                  $ 98       $131       $166       $256       $23        $70        $119       $256

Janus Aspen Series:
  Capital Appreciation
   Portfolio --
   Service Shares                   $ 99       $135       $172       $269       $24        $73        $126       $269
  International Growth
   Portfolio --
   Service Shares                   $ 99       $136       $174       $274       $24        $75        $128       $274

This example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser.

The table entitled "Contract Owner Expense Example" for MultiOption Achiever on page 6 is supplemented as follows:

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, (2) redemption at the end of each time period and (3) removal of any annual amount not subject to contingent deferred sales charge.

                                                                                   If you annuitize at the end of
                                            If you surrender your                   the applicable time period or
                                         contract at the end of the                   you do not surrender your
                                           applicable time period                             contract
                                  -----------------------------------------   -----------------------------------------
                                   1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
                                  --------   --------   --------   --------   --------   --------   --------   --------
Fidelity Variable Insurance
  Products Funds:
  VIP Mid Cap Portfolio:
   Service Class 2                  $117       $202       $278       $479       $47        $142       $238       $479
  VIP Contrafund Portfolio:
   Service Class 2                  $114       $194       $264       $456       $44        $134       $224       $456
  VIP Equity-Income Portfolio:
   Service Class 2                  $113       $190       $259       $446       $43        $130       $219       $446

Janus Aspen Series:
  Capital Appreciation
   Portfolio -- Service Shares      $114       $194       $264       $456       $44        $134       $224       $456
  International Growth
   Portfolio -- Service Shares      $115       $195       $267       $460       $45        $135       $227       $460

This example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser.

Investors should retain this supplement for future reference.

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F. 54546 2-2000 -- Classic, Achiever